SCHEDULE OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per Form 5500	$ 21,571,576	$ 18,135,853
Add: Participant contributions receivable	46,571
Add: Employer contributions receivable	62,161
Add: Deemed loans	3,858	10,720
Net assets available for benefits per the financial statements	$ 21,684,166	$ 18,146,573